Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Other Income [Abstract]
Government grant received	$ 117	$ 525	$ 1,167
Gain on discontinuation of equity accounted investment (refer note 8 (a) and (b))	2,017	2,251
Gain on lease modification	100	417	1,912
Excess provision written back	344	272	593
Net gain on de-recognition of property, plant and equipment	177	6
Others	43	19
Total	$ 2,798	$ 3,490	$ 3,672